Trade and Other Payables	6 Months Ended
Dec. 31, 2024
Trade and Other Payables [Abstract]
Trade and other payables

Note 18. Trade and other payables

	Consolidated
	December 2024	June 2024
	$	$
Current liabilities
Trade payables	177,540	387,034
Accruals	31,429	465,639
Payroll tax payable	1,639	32,886
Wages Payable	9,724	233,604
PAYG Withholding Payable	248,883	314,599
Superannuation Payable	82,782	121,530
Insurance Funding	340,794	2,894
	892,791	1,558,186

Due to their short-term nature, the directors consider that the carrying amount of trade payables approximates to their fair value. No interest is payable on amounts classified as trade and other payables.